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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: 767 Third Avenue, 35th Floor
         New York, NY 10017

Form 13F File Number: 28-14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher Shackelton
Title: Manager
Phone: (212) 488-5555

Signature, Place, and Date of Signing:


/s/ Christopher Shackelton               New York, NY    May 13, 2011
-------------------------------------   -------------   --------------
[Signature]                             [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:   $147,081
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                           FORM 13F INFORMATION TABLE

           COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------

                                                                                                    VOTING AUTHORITY
                              TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER          CLASS    CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION  MANAGER    SOLE   SHARED NONE
----------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BENIHANA INC                     COM   082047101   1,960    232,483  SH         SOLE               232,483
BENIHANA INC                    CL A   082047200  12,370  1,463,883  SH         SOLE             1,463,883
BUILDERS FIRSTSOURCE, INC        COM   12008R107   8,171  2,877,011  SH         SOLE             2,877,011
CASH STORE FINL SVCS INC         COM   14756F103  26,374  1,829,014  SH         SOLE             1,829,014
CASUAL MALE RETAIL GRP IN        COM   148711302   1,389    282,922  SH         SOLE               282,922
LHC GROUP IN                     COM   50187A107  16,448    548,276  SH         SOLE               548,276
MAC-GRAY CORP                    COM   554153106  11,741    727,901  SH         SOLE               727,901
RURAL / METRO CORP               COM   781748108  53,547  3,142,417  SH         SOLE             3,142,417
SERACARE LIFE SCIENCES, INC D    COM   81747T104   3,803    990,306  SH         SOLE               990,306
WET SEAL INC                    CL A   961840105  11,278  2,635,000  SH         SOLE             2,635,000


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